Consolidated Statement of Profit or Loss and Other Comprehensive Income (Parentheticals) - $ / shares	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Diluted Loss per Share (in cents per share)	$ (0.91)	$ (0.87)